Financial investments	12 Months Ended
Dec. 31, 2021
Financial investments
Financial investments

9. Financial investments

During the years ended December 31, 2020 and 2021, the Group invested financial products issued by banks of RMB6,000,000 and RMB30,000,000, respectively and these financial products have been fully collected in 2021. During the years ended December 31, 2020 and 2021, the Company recorded interest income from its financial investments of nil and RMB302,460(US$47,463) in the consolidated statements of comprehensive income (loss), respectively.

During the year ended December 31, 2021, the Group invested in an aggregate amount of US$13,000,000 in two VC funds, which were elected to be measured at the cost minus impairment. During the year ended December 31, 2021, no gain or loss from investments in VC funds was recognized in the consolidated financial statements. There was no any upward adjustment, downward adjustment including impairment, nor disposal of investment during the year ended December 31, 2021.

The following table presents the carrying amount of investments in VC funds as of December 31, 2021:

	As of December 31,
	2021	2021
	RMB	US$
Opening balance	—	—
Contribution	82,843,800	13,000,000
Upward adjustment	—	—
Downward adjustments including impairment	—	—
Ending Balance	82,843,800	13,000,000